Accounts Receivable	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable

6. Accounts Receivable

Accounts receivable is consisted of the following:

	December 31,	December 31,
	2017	2016
Accounts receivable, gross	$26,965,731	$12,350,947
Less: allowance for doubtful accounts	(3,646)	(2,828,796)
Accounts receivable, net	$26,962,085	$9,522,151

The movement of the allowance for doubtful accounts is as follows:

	December 31, 2017	December 31, 2016
Balance at the beginning of the year	$(2,828,796)	$-
Additions charged to bad debt expense	(145,512)	(2,825,124)
Write-off of bad debt allowance	89,851	-
Disposal of Zhong Hai Shi Xun	2,880,811	-
Acquisition of WAG	-	(3,672)
Balance at the end of the year	$(3,646)	$(2,828,796)